Annual Fund Operating Expenses - Voya Retirement Moderate Growth Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.24%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.32%
Total Annual Portfolio Operating Expenses	1.08%	[2]
Waivers and Reimbursements	(0.11%)	[3]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.97%
Class I
Operating Expenses:
Management Fees	0.24%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.32%
Total Annual Portfolio Operating Expenses	0.58%	[2]
Waivers and Reimbursements	none	[3]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.58%

[1]	The Management Fee is computed at a rate of 0.24% of average daily net assets invested in affiliated Underlying Funds and 0.34% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.
[2]	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.04% and 0.79% for Class ADV and Class I shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.1106% of the distribution fee for Class ADV shares through May 1, 2022. Termination or modification of these obligations requires approval by the Portfolio’s board.